Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	₨ 301.1	$ 4.0	₨ 398.4
Delinquencies	262.0	3.5	253.8
Credit losses	256.4	3.4	242.0
Retained interest in sold receivables	₨ 12.1	$ 0.2	₨ 15.9